Cover	Sep. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2026
Entity File Number	001-42829
Entity Registrant Name	FIGURE TECHNOLOGY SOLUTIONS, INC.
Entity Central Index Key	0002064124
Entity Tax Identification Number	99-2556408
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	100 West Liberty Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	(917)
Local Phone Number	789-8049
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FIGR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false